Note 1 - Basis of Presentation and General Information - Charterers Individually Accounted for More than 10% of the Company's Voyage and Time Charter Revenues (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Charterer CMA [Member]
Concentration Risk, Percentage	51.00%	34.00%	19.00%
Charterer GSS [Member]
Concentration Risk, Percentage	33.00%	31.00%	30.00%
Charterer MSC [Member]
Concentration Risk, Percentage	11.00%	17.00%	22.00%